Net Loss or Income per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net (loss)/income attributable to Phoenix New Media Limited	¥ 336	¥ (53,554)	¥ (102,496)
Numerator:
Net (loss)/income attributable to Phoenix New Media Limited	¥ 336	¥ (53,554)	¥ (102,496)
Ordinary Shares
Denominator:
Basic	576,517,237	576,786,817	582,241,827
Basic net income/(loss) per share		¥ (0.09)	¥ (0.18)
Weighted average number of Class A and Class B ordinary shares used in computing net (loss)/income per share:
Basic	576,517,237	576,786,817	582,241,827
Diluted	576,517,237	576,786,817	582,241,827
Diluted net income/(loss) per share		¥ (0.09)	¥ (0.18)
ADS
Denominator:
Basic	12,010,776	12,016,392	12,130,038
Basic net income/(loss) per share	¥ 0.03	¥ (4.46)	¥ (8.45)
Weighted average number of Class A and Class B ordinary shares used in computing net (loss)/income per share:
Basic	12,010,776	12,016,392	12,130,038
Diluted	12,010,776	12,016,392	12,130,038
Diluted net income/(loss) per share	¥ 0.03	¥ (4.46)	¥ (8.45)